Quarterly Holdings Report
for
Fidelity® 500 Index Fund
November 30, 2025
UEI-NPRT3-0126
1.810737.121
Common Stocks - 99.9%
	Shares	Value ($)
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	3,183,968	620,682,722
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	3,731,629	843,907,898
UNITED STATES - 99.7%
Communication Services - 10.7%
Diversified Telecommunication Services - 0.6%
AT&T Inc	90,302,682	2,349,675,786
Verizon Communications Inc	53,248,255	2,189,035,763
		4,538,711,549
Entertainment - 1.4%
Electronic Arts Inc	2,843,891	574,551,299
Live Nation Entertainment Inc (b)(c)	1,991,969	261,844,325
Netflix Inc (b)	53,664,187	5,773,193,238
Take-Two Interactive Software Inc (b)	2,189,903	538,869,431
TKO Group Holdings Inc Class A	871,360	168,947,990
Walt Disney Co/The	22,706,247	2,372,121,624
Warner Bros Discovery Inc (b)	31,266,693	750,400,632
		10,439,928,539
Interactive Media & Services - 8.2%
Alphabet Inc Class A	73,463,696	23,521,606,185
Alphabet Inc Class C	58,974,782	18,879,007,214
Match Group Inc	3,038,850	101,224,094
Meta Platforms Inc Class A	27,391,962	17,748,621,778
		60,250,459,271
Media - 0.3%
Charter Communications Inc Class A (b)(c)	1,173,026	234,745,963
Comcast Corp Class A	46,509,752	1,241,345,282
Fox Corp Class A (c)	2,650,740	173,623,470
Fox Corp Class B (c)	1,875,326	109,256,493
News Corp Class A	4,804,853	123,388,625
News Corp Class B (c)	1,525,754	44,902,940
Omnicom Group Inc (c)	4,037,852	289,190,960
Paramount Skydance Corp Class B (c)	3,899,272	62,466,337
Trade Desk Inc (The) Class A (b)	5,628,377	222,658,594
		2,501,578,664
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	6,111,591	1,277,383,634
TOTAL COMMUNICATION SERVICES		79,008,061,657

Consumer Discretionary - 10.2%
Automobile Components - 0.0%
Aptiv PLC	2,750,139	213,273,279
Automobiles - 2.3%
Ford Motor Co	49,366,860	655,591,901
General Motors Co	12,023,847	883,993,231
Tesla Inc (b)	35,438,931	15,244,764,949
		16,784,350,081
Broadline Retail - 3.9%
Amazon.com Inc (b)	122,565,954	28,584,831,792
eBay Inc	5,771,470	477,820,001
		29,062,651,793
Distributors - 0.0%
Genuine Parts Co	1,756,616	229,062,726
LKQ Corp	3,249,339	96,472,875
Pool Corp (c)	414,733	101,028,959
		426,564,560
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	5,418,867	633,953,250
Booking Holdings Inc	409,308	2,011,621,935
Carnival Corp (b)(c)	13,711,206	353,474,891
Chipotle Mexican Grill Inc (b)	16,941,223	584,811,018
Darden Restaurants Inc (c)	1,478,667	265,539,020
Domino's Pizza Inc	394,448	165,522,214
DoorDash Inc Class A (b)(c)	4,674,926	927,365,071
Expedia Group Inc Class A	1,492,653	381,656,446
Hilton Worldwide Holdings Inc	2,970,275	846,617,483
Las Vegas Sands Corp	3,901,065	265,896,590
Marriott International Inc/MD Class A1	2,845,453	867,265,620
McDonald's Corp	9,012,158	2,810,171,108
MGM Resorts International (b)(c)	2,578,133	90,982,313
Norwegian Cruise Line Holdings Ltd (b)(c)	5,707,578	105,361,890
Royal Caribbean Cruises Ltd	3,190,277	849,411,251
Starbucks Corp	14,355,455	1,250,503,685
Wynn Resorts Ltd	1,066,227	137,202,090
Yum! Brands Inc	3,505,020	537,004,114
		13,084,359,989
Household Durables - 0.3%
DR Horton Inc (c)	3,501,402	556,757,933
Garmin Ltd	2,066,363	403,602,021
Lennar Corp Class A (c)	2,772,751	364,062,206
Mohawk Industries Inc (b)	659,114	76,391,313
NVR Inc (b)	36,246	272,109,233
PulteGroup Inc	2,491,690	316,918,051
		1,989,840,757
Leisure Products - 0.0%
Hasbro Inc	1,682,480	138,972,848
Specialty Retail - 1.6%
AutoZone Inc (b)	211,270	835,431,299
Best Buy Co Inc	2,482,310	196,797,536
Home Depot Inc/The	12,565,026	4,484,709,080
Lowe's Cos Inc (c)	7,077,797	1,716,224,217
O'Reilly Automotive Inc (b)	10,715,702	1,089,786,893
Ross Stores Inc	4,130,588	728,470,500
TJX Cos Inc/The	14,089,189	2,140,429,593
Tractor Supply Co	6,692,823	366,632,844
Ulta Beauty Inc (b)(c)	567,628	305,854,995
Williams-Sonoma Inc (c)	1,553,359	279,620,154
		12,143,957,111
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (b)	1,873,451	164,919,892
Lululemon Athletica Inc (b)(c)	1,377,316	253,674,061
NIKE Inc Class B	15,003,483	969,675,106
Ralph Lauren Corp Class A	488,661	179,499,845
Tapestry Inc	2,628,419	287,233,628
		1,855,002,532
TOTAL CONSUMER DISCRETIONARY		75,698,972,950

Consumer Staples - 4.8%
Beverages - 1.0%
Brown-Forman Corp Class B	2,223,877	64,447,955
Coca-Cola Co/The	48,916,189	3,576,751,741
Constellation Brands Inc Class A (c)	1,803,135	245,911,551
Keurig Dr Pepper Inc	17,155,747	478,645,341
Molson Coors Beverage Co Class B	2,139,156	99,492,146
Monster Beverage Corp (b)	9,001,898	675,052,331
PepsiCo Inc	17,290,160	2,571,738,398
		7,712,039,463
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp	5,600,701	5,116,744,427
Dollar General Corp	2,779,302	304,305,776
Dollar Tree Inc (b)(c)	2,451,148	271,611,710
Kroger Co/The (c)	7,681,781	516,830,226
Sysco Corp (c)	6,030,327	459,510,917
Target Corp (c)	5,738,173	519,993,237
Walmart Inc	55,431,874	6,125,776,396
		13,314,772,689
Food Products - 0.5%
Archer-Daniels-Midland Co (c)	6,067,825	368,559,691
Bunge Global SA (c)	1,768,637	169,912,957
Campbell's Company/The (c)	2,484,949	75,741,245
Conagra Brands Inc	6,049,912	107,990,929
General Mills Inc (c)	6,752,666	319,738,735
Hershey Co/The (c)	1,870,508	351,805,145
Hormel Foods Corp (c)	3,680,646	85,427,793
JM Smucker Co	1,347,328	140,364,631
Kellanova	3,395,541	284,003,049
Kraft Heinz Co/The	10,762,513	274,551,707
Lamb Weston Holdings Inc (c)	1,759,935	103,941,761
McCormick & Co Inc/MD	3,195,723	215,647,388
Mondelez International Inc (c)	16,341,176	940,761,502
Tyson Foods Inc Class A	3,608,936	209,498,735
		3,647,945,268
Household Products - 0.8%
Church & Dwight Co Inc (c)	3,076,580	262,001,553
Clorox Co/The	1,544,655	166,730,060
Colgate-Palmolive Co	10,206,951	820,536,791
Kimberly-Clark Corp	4,190,083	457,221,857
Procter & Gamble Co/The	29,581,960	4,382,863,194
		6,089,353,455
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	3,104,901	292,078,037
Kenvue Inc	24,236,058	420,495,606
		712,573,643
Tobacco - 0.6%
Altria Group Inc (c)	21,215,301	1,251,914,912
Philip Morris International Inc	19,658,261	3,095,782,942
		4,347,697,854
TOTAL CONSUMER STAPLES		35,824,382,372

Energy - 2.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A (c)	12,450,726	625,026,445
Halliburton Co	10,767,654	282,327,888
SLB Ltd	18,841,894	682,830,239
		1,590,184,572
Oil, Gas & Consumable Fuels - 2.6%
APA Corp (c)	4,518,534	112,827,794
Chevron Corp	24,305,293	3,673,258,931
ConocoPhillips	15,772,919	1,398,900,186
Coterra Energy Inc (c)	9,637,852	258,679,948
Devon Energy Corp	8,016,989	297,109,612
Diamondback Energy Inc	2,376,370	362,610,298
EOG Resources Inc	6,898,273	743,978,743
EQT Corp (c)	7,881,240	479,652,266
Expand Energy Corp	3,007,564	366,712,279
Exxon Mobil Corp	53,840,867	6,241,233,303
Kinder Morgan Inc	24,695,189	674,672,563
Marathon Petroleum Corp (c)	3,839,476	743,821,685
Occidental Petroleum Corp	9,075,791	381,183,222
ONEOK Inc (c)	7,953,206	579,152,461
Phillips 66	5,103,687	699,000,972
Targa Resources Corp	2,717,666	476,434,026
Texas Pacific Land Corp	243,857	210,763,167
Valero Energy Corp	3,923,232	693,470,488
Williams Cos Inc/The	15,422,307	939,681,166
		19,333,143,110
TOTAL ENERGY		20,923,327,682

Financials - 13.0%
Banks - 3.5%
Bank of America Corp	86,059,488	4,617,091,531
Citigroup Inc	23,248,842	2,408,580,031
Citizens Financial Group Inc	5,447,555	294,712,726
Fifth Third Bancorp (c)	8,359,064	363,284,921
Huntington Bancshares Inc/OH	19,861,100	323,735,930
JPMorgan Chase & Co	34,726,832	10,872,276,563
KeyCorp	11,770,881	216,348,792
M&T Bank Corp	1,973,541	375,406,969
PNC Financial Services Group Inc/The	4,973,333	948,514,070
Regions Financial Corp	11,269,100	286,798,595
Truist Financial Corp (c)	16,284,181	757,214,417
US Bancorp	19,652,856	963,972,587
Wells Fargo & Co (c)	40,456,497	3,473,190,267
		25,901,127,399
Capital Markets - 3.3%
Ameriprise Financial Inc	1,190,571	542,590,828
Bank of New York Mellon Corp/The	8,906,539	998,423,022
Blackrock Inc	1,818,753	1,904,780,017
Blackstone Inc	9,308,783	1,362,992,007
Cboe Global Markets Inc	1,320,883	341,012,364
Charles Schwab Corp/The	21,549,037	1,998,242,201
CME Group Inc Class A	4,551,221	1,280,986,663
Coinbase Global Inc Class A (b)	2,856,150	779,214,843
FactSet Research Systems Inc	477,469	132,387,830
Franklin Resources Inc	3,868,575	87,391,109
Goldman Sachs Group Inc/The	3,823,083	3,158,019,481
Interactive Brokers Group Inc Class A	5,623,055	365,611,036
Intercontinental Exchange Inc	7,229,145	1,137,144,509
Invesco Ltd	5,632,133	137,705,652
KKR & Co Inc Class A	8,663,917	1,059,683,688
Moody's Corp	1,948,457	956,263,726
Morgan Stanley	15,321,781	2,599,493,364
MSCI Inc	977,046	550,780,371
Nasdaq Inc	5,724,771	520,496,179
Northern Trust Corp	2,415,112	317,200,810
Raymond James Financial Inc (c)	2,241,066	350,816,472
Robinhood Markets Inc Class A (b)	9,774,438	1,255,917,539
S&P Global Inc	3,946,581	1,968,673,000
State Street Corp	3,582,829	426,428,308
T Rowe Price Group Inc	2,774,811	284,085,150
		24,516,340,169
Consumer Finance - 0.6%
American Express Co	6,854,909	2,503,892,610
Capital One Financial Corp	8,079,680	1,770,015,498
Synchrony Financial (c)	4,698,788	363,498,239
		4,637,406,347
Financial Services - 3.8%
Apollo Global Management Inc	5,811,251	766,213,444
Berkshire Hathaway Inc Class B (b)(c)	23,158,351	11,898,992,328
Block Inc Class A (b)	6,940,580	463,630,744
Corpay Inc (b)	891,797	263,793,553
Fidelity National Information Services Inc	6,597,148	433,894,424
Fiserv Inc (b)	6,865,035	421,993,701
Global Payments Inc	3,063,945	232,124,473
Jack Henry & Associates Inc	919,603	160,452,331
Mastercard Inc Class A	10,425,201	5,739,385,907
PayPal Holdings Inc	12,065,459	756,383,625
Visa Inc Class A	21,452,789	7,174,670,753
		28,311,535,283
Insurance - 1.8%
AFLAC Inc	6,078,988	670,573,166
Allstate Corp/The	3,327,805	708,755,909
American International Group Inc	6,996,567	532,858,543
Aon PLC	2,723,155	963,779,018
Arch Capital Group Ltd (b)	4,694,155	440,875,038
Arthur J Gallagher & Co	3,237,613	801,697,731
Assurant Inc	637,250	145,394,960
Brown & Brown Inc (c)	3,700,327	297,617,301
Chubb Ltd	4,682,598	1,386,891,876
Cincinnati Financial Corp (c)	1,974,897	330,972,988
Erie Indemnity Co Class A	320,828	94,801,466
Everest Group Ltd	529,704	166,480,670
Globe Life Inc	1,023,007	137,829,733
Hartford Insurance Group Inc/The	3,550,979	486,590,652
Loews Corp	2,148,085	231,713,929
Marsh & McLennan Cos Inc	6,208,707	1,138,987,299
MetLife Inc	7,054,891	540,122,455
Principal Financial Group Inc	2,560,184	217,154,807
Progressive Corp/The	7,403,252	1,693,790,025
Prudential Financial Inc	4,445,463	481,221,370
Travelers Companies Inc/The	2,843,218	832,664,823
W R Berkley Corp	3,784,192	293,993,876
Willis Towers Watson PLC	1,231,950	395,455,950
		12,990,223,585
TOTAL FINANCIALS		96,356,632,783

Health Care - 9.8%
Biotechnology - 1.7%
AbbVie Inc	22,309,975	5,079,981,308
Amgen Inc	6,799,009	2,348,785,649
Biogen Inc (b)	1,851,615	337,160,575
Gilead Sciences Inc	15,670,229	1,971,941,617
Incyte Corp (b)(c)	2,071,582	216,397,456
Moderna Inc (b)(c)	4,373,253	113,617,113
Regeneron Pharmaceuticals Inc	1,286,522	1,003,731,599
Vertex Pharmaceuticals Inc (b)	3,237,977	1,404,019,207
		12,475,634,524
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories (c)	21,980,372	2,833,269,951
Align Technology Inc (b)	851,355	125,310,942
Baxter International Inc	6,486,597	121,558,828
Becton Dickinson & Co	3,619,812	702,315,924
Boston Scientific Corp (b)	18,713,127	1,900,879,441
Cooper Cos Inc/The (b)(c)	2,519,692	196,359,598
Dexcom Inc (b)	4,952,546	314,338,095
Edwards Lifesciences Corp (b)	7,414,506	642,615,235
GE HealthCare Technologies Inc (c)	5,765,933	461,216,981
Hologic Inc (b)	2,808,971	210,588,556
IDEXX Laboratories Inc (b)(c)	1,010,386	760,699,412
Insulet Corp (b)	889,001	290,872,237
Intuitive Surgical Inc (b)	4,527,228	2,596,274,713
Medtronic PLC	16,181,168	1,704,362,425
ResMed Inc (c)	1,849,085	473,051,416
Solventum Corp (b)(c)	1,861,286	158,693,244
STERIS PLC	1,243,857	331,214,242
Stryker Corp	4,347,206	1,613,595,923
Zimmer Biomet Holdings Inc (c)	2,502,893	244,082,125
		15,681,299,288
Health Care Providers & Services - 1.7%
Cardinal Health Inc	3,015,741	640,121,185
Cencora Inc	2,448,494	903,322,891
Centene Corp (b)	5,892,442	231,808,668
Cigna Group/The	3,371,049	934,724,467
CVS Health Corp	16,017,767	1,287,187,756
DaVita Inc (b)	451,487	54,033,964
Elevance Health Inc	2,843,786	961,939,052
HCA Healthcare Inc	2,068,587	1,051,442,086
Henry Schein Inc (b)(c)	1,301,781	97,073,809
Humana Inc (c)	1,518,922	373,305,460
Labcorp Holdings Inc	1,049,483	282,080,041
McKesson Corp	1,570,853	1,384,109,995
Molina Healthcare Inc (b)(c)	684,500	101,483,970
Quest Diagnostics Inc (c)	1,412,237	267,166,996
UnitedHealth Group Inc	11,437,813	3,771,847,594
Universal Health Services Inc Class B	712,136	173,497,694
		12,515,145,628
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	3,587,462	550,675,417
Bio-Techne Corp (c)	1,979,825	127,718,510
Charles River Laboratories International Inc (b)	621,528	110,718,997
Danaher Corp	8,048,323	1,825,198,690
IQVIA Holdings Inc (b)	2,146,934	493,816,289
Mettler-Toledo International Inc (b)(c)	260,147	384,164,278
Revvity Inc (c)	1,465,899	153,054,515
Thermo Fisher Scientific Inc	4,768,882	2,817,598,552
Waters Corp (b)	751,737	303,265,741
West Pharmaceutical Services Inc	908,121	251,776,547
		7,017,987,536
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co (c)	25,705,636	1,264,717,291
Eli Lilly & Co	10,040,408	10,798,157,592
Johnson & Johnson	30,415,071	6,293,486,491
Merck & Co Inc	31,544,670	3,306,827,756
Pfizer Inc	71,803,171	1,848,213,622
Viatris Inc	14,724,035	157,399,934
Zoetis Inc Class A	5,596,975	717,420,256
		24,386,222,942
TOTAL HEALTH CARE		72,076,289,918

Industrials - 8.0%
Aerospace & Defense - 2.1%
Axon Enterprise Inc (b)(c)	991,432	535,512,080
Boeing Co (b)	9,549,567	1,804,868,163
GE Aerospace	13,392,352	3,996,947,455
General Dynamics Corp	3,188,509	1,089,290,330
Howmet Aerospace Inc	5,091,102	1,041,588,558
Huntington Ingalls Industries Inc	495,582	155,424,427
L3Harris Technologies Inc (c)	2,362,838	658,499,322
Lockheed Martin Corp	2,594,632	1,187,978,208
Northrop Grumman Corp	1,699,771	972,693,955
RTX Corp	16,904,535	2,956,772,217
Textron Inc	2,250,591	187,159,148
TransDigm Group Inc	711,948	968,370,311
		15,555,104,174
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	1,491,395	236,937,923
Expeditors International of Washington Inc	1,714,025	251,790,272
FedEx Corp	2,740,848	755,596,977
United Parcel Service Inc Class B	9,295,516	890,417,478
		2,134,742,650
Building Products - 0.5%
A O Smith Corp (c)	1,442,984	95,208,084
Allegion plc (c)	1,084,175	180,005,575
Builders FirstSource Inc (b)(c)	1,396,118	156,686,323
Carrier Global Corp (c)	10,102,736	554,438,152
Johnson Controls International plc	8,264,269	961,217,127
Lennox International Inc	403,665	201,376,359
Masco Corp	2,644,079	171,521,405
Trane Technologies PLC	2,810,156	1,184,424,551
		3,504,877,576
Commercial Services & Supplies - 0.5%
Cintas Corp	4,325,832	804,691,269
Copart Inc (b)	11,234,598	437,924,630
Republic Services Inc (c)	2,562,964	556,316,966
Rollins Inc	3,706,667	227,885,886
Veralto Corp	3,134,068	317,230,363
Waste Management Inc	4,680,356	1,019,709,162
		3,363,758,276
Construction & Engineering - 0.2%
EMCOR Group Inc	565,329	347,716,908
Quanta Services Inc (c)	1,881,805	874,813,508
		1,222,530,416
Electrical Equipment - 0.8%
AMETEK Inc	2,916,737	577,193,085
Eaton Corp PLC	4,916,491	1,700,565,072
Emerson Electric Co	7,107,626	948,015,156
GE Vernova Inc	3,437,933	2,061,969,075
Generac Holdings Inc (b)(c)	741,029	112,362,227
Hubbell Inc	671,113	289,538,282
Rockwell Automation Inc	1,419,935	562,095,469
		6,251,738,366
Ground Transportation - 0.8%
CSX Corp	23,544,026	832,516,759
JB Hunt Transport Services Inc	965,768	168,005,001
Norfolk Southern Corp	2,833,380	827,601,964
Old Dominion Freight Line Inc	2,335,735	316,001,588
Uber Technologies Inc (b)	26,336,890	2,305,531,352
Union Pacific Corp	7,489,539	1,736,299,826
		6,185,956,490
Industrial Conglomerates - 0.4%
3M Co	6,726,594	1,157,310,498
Honeywell International Inc	8,018,134	1,541,005,173
		2,698,315,671
Machinery - 1.6%
Caterpillar Inc	5,916,453	3,406,456,979
Cummins Inc	1,740,103	866,536,492
Deere & Co (c)	3,180,872	1,477,483,235
Dover Corp	1,731,889	320,884,394
Fortive Corp	4,272,939	228,516,778
IDEX Corp	950,808	165,374,035
Illinois Tool Works Inc	3,350,018	835,092,487
Ingersoll Rand Inc (c)	4,567,726	366,971,107
Nordson Corp (c)	677,975	161,127,539
Otis Worldwide Corp	4,956,601	440,393,999
PACCAR Inc	6,631,525	699,095,366
Parker-Hannifin Corp	1,613,712	1,390,535,630
Pentair PLC	2,070,321	217,880,582
Snap-on Inc	658,778	224,017,459
Stanley Black & Decker Inc	1,954,891	139,813,804
Westinghouse Air Brake Technologies Corp	2,158,985	450,256,322
Xylem Inc/NY	3,074,057	432,427,598
		11,822,863,806
Passenger Airlines - 0.1%
Delta Air Lines Inc	8,191,470	525,073,227
Southwest Airlines Co (c)	6,635,486	230,981,268
United Airlines Holdings Inc (b)	4,088,427	416,856,017
		1,172,910,512
Professional Services - 0.5%
Automatic Data Processing Inc	5,115,272	1,305,928,942
Broadridge Financial Solutions Inc	1,479,240	337,399,852
Dayforce Inc (b)	2,016,791	139,360,258
Equifax Inc	1,563,441	332,027,965
Jacobs Solutions Inc	1,509,645	203,515,242
Leidos Holdings Inc	1,620,281	309,635,699
Paychex Inc (c)	4,094,598	457,325,651
Paycom Software Inc	632,323	101,911,497
Verisk Analytics Inc	1,764,470	397,129,263
		3,584,234,369
Trading Companies & Distributors - 0.2%
Fastenal Co	14,493,560	585,539,824
United Rentals Inc	812,563	662,385,107
WW Grainger Inc	555,748	527,199,225
		1,775,124,156
TOTAL INDUSTRIALS		59,272,156,462

Information Technology - 34.4%
Communications Equipment - 0.9%
Arista Networks Inc (b)	13,015,883	1,700,915,590
Cisco Systems Inc (c)	50,011,070	3,847,851,727
F5 Inc (b)(c)	725,508	173,512,493
Motorola Solutions Inc	2,104,052	777,825,943
		6,500,105,753
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	15,419,083	2,172,548,795
CDW Corp/DE	1,655,189	238,711,358
Corning Inc	9,844,618	828,916,836
Jabil Inc (c)	1,355,342	285,584,113
Keysight Technologies Inc (b)	2,173,575	430,259,171
Teledyne Technologies Inc (b)	592,155	295,793,266
Trimble Inc (b)	3,005,372	244,697,388
Zebra Technologies Corp Class A (b)	642,131	162,298,609
		4,658,809,536
IT Services - 1.0%
Accenture PLC Class A	7,866,044	1,966,511,000
Akamai Technologies Inc (b)	1,810,851	162,107,382
Cognizant Technology Solutions Corp Class A	6,167,975	479,313,337
EPAM Systems Inc (b)	703,407	131,537,109
Gartner Inc (b)(c)	956,483	222,611,853
GoDaddy Inc Class A (b)	1,748,500	223,563,210
IBM Corporation	11,764,211	3,630,200,231
VeriSign Inc	1,061,707	267,539,547
		7,083,383,669
Semiconductors & Semiconductor Equipment - 14.1%
Advanced Micro Devices Inc (b)	20,494,999	4,458,277,132
Analog Devices Inc	6,267,147	1,662,924,785
Applied Materials Inc	10,134,799	2,556,503,048
Broadcom Inc	59,400,440	23,936,001,302
First Solar Inc (b)	1,354,441	369,654,038
Intel Corp (b)	55,277,406	2,242,051,587
KLA Corp	1,666,544	1,958,972,476
Lam Research Corp	15,983,606	2,493,442,536
Microchip Technology Inc	6,815,651	365,182,581
Micron Technology Inc	14,133,500	3,342,290,080
Monolithic Power Systems Inc	604,830	561,385,061
NVIDIA Corp	308,149,181	54,542,405,037
ON Semiconductor Corp (b)(c)	5,164,975	259,488,344
Qnity Electronics Inc	2,644,015	214,403,176
QUALCOMM Inc	13,620,752	2,289,512,204
Skyworks Solutions Inc (c)	1,874,515	123,624,264
Teradyne Inc	2,008,954	365,408,643
Texas Instruments Inc	11,481,551	1,932,000,587
		103,673,526,881
Software - 10.3%
Adobe Inc (b)	5,357,249	1,715,016,122
AppLovin Corp Class A (b)	3,418,936	2,049,583,753
Autodesk Inc (b)	2,702,614	819,810,931
Cadence Design Systems Inc (b)	3,441,292	1,073,132,497
Crowdstrike Holdings Inc Class A (b)	3,147,769	1,602,718,064
Datadog Inc Class A (b)(c)	4,082,608	653,258,106
Fair Isaac Corp (b)	303,148	547,433,753
Fortinet Inc (b)(c)	8,225,627	667,345,119
Gen Digital Inc (c)	7,077,919	186,644,724
Intuit Inc	3,522,840	2,233,762,387
Microsoft Corp	93,873,938	46,186,916,236
Oracle Corp	20,929,029	4,226,617,407
Palantir Technologies Inc Class A (b)	28,721,800	4,838,187,210
Palo Alto Networks Inc (b)	8,435,405	1,603,823,553
PTC Inc (b)	1,512,886	265,405,591
Roper Technologies Inc	1,359,063	606,441,092
Salesforce Inc	12,073,386	2,783,398,408
Servicenow Inc (b)	2,626,845	2,134,075,146
Synopsys Inc (b)(c)	2,336,932	976,860,945
Tyler Technologies Inc (b)	546,363	256,582,992
Workday Inc Class A (b)	2,727,874	588,184,192
		76,015,198,228
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc	187,420,248	52,262,136,155
Dell Technologies Inc Class C	3,829,115	510,612,485
Hewlett Packard Enterprise Co	16,572,061	362,430,974
HP Inc	11,862,177	289,674,362
NetApp Inc	2,527,077	281,920,710
Sandisk Corp/DE	1,743,252	389,233,307
Seagate Technology Holdings PLC	2,685,911	743,164,715
Super Micro Computer Inc (b)(c)	6,331,297	214,314,403
Western Digital Corp	4,381,299	715,597,566
		55,769,084,677
TOTAL INFORMATION TECHNOLOGY		253,700,108,744

Materials - 1.7%
Chemicals - 1.0%
Air Products and Chemicals Inc	2,811,802	734,020,912
Albemarle Corp	1,486,230	193,195,038
CF Industries Holdings Inc (c)	2,045,586	160,987,618
Corteva Inc	8,576,364	578,647,279
Dow Inc	8,952,148	213,508,730
DuPont de Nemours Inc	5,288,049	210,305,709
Ecolab Inc	3,223,713	887,036,869
International Flavors & Fragrances Inc	3,236,712	224,886,750
Linde PLC	5,921,899	2,429,873,598
LyondellBasell Industries NV Class A1	3,249,710	159,203,293
Mosaic Co/The	4,008,208	98,161,014
PPG Industries Inc	2,850,403	285,154,316
Sherwin-Williams Co/The	2,928,413	1,006,466,264
Solstice Advanced Materials Inc (c)	2,004,556	95,577,229
		7,277,024,619
Construction Materials - 0.1%
Martin Marietta Materials Inc	761,610	474,665,816
Vulcan Materials Co (c)	1,668,602	495,975,259
		970,641,075
Containers & Packaging - 0.2%
Amcor PLC	29,114,677	248,057,048
Avery Dennison Corp	984,842	169,757,215
Ball Corp	3,437,002	170,234,709
International Paper Co (c)	6,667,937	263,250,153
Packaging Corp of America	1,128,646	230,322,789
Smurfit WestRock PLC (c)	6,593,982	235,339,218
		1,316,961,132
Metals & Mining - 0.4%
Freeport-McMoRan Inc	18,132,477	779,333,861
Newmont Corp (c)	13,872,396	1,258,642,490
Nucor Corp	2,900,003	462,521,478
Steel Dynamics Inc (c)	1,747,526	293,287,289
		2,793,785,118
TOTAL MATERIALS		12,358,411,944

Real Estate - 1.9%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	1,965,878	105,508,672
Healthpeak Properties Inc	8,776,258	160,254,471
Ventas Inc	5,739,556	462,780,400
Welltower Inc	8,446,637	1,758,758,757
		2,487,302,300
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	8,075,260	142,366,834
Industrial REITs - 0.2%
Prologis Inc	11,720,546	1,506,441,777
Office REITs - 0.0%
BXP Inc	1,860,944	134,657,908
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	3,701,521	599,017,144
CoStar Group Inc (b)(c)	5,350,309	368,101,259
		967,118,403
Residential REITs - 0.2%
AvalonBay Communities Inc	1,795,986	326,761,694
Camden Property Trust	1,349,454	143,500,938
Equity Residential	4,388,960	271,018,280
Essex Property Trust Inc	813,373	214,421,390
Invitation Homes Inc	7,122,434	200,852,639
Mid-America Apartment Communities Inc	1,478,508	200,914,452
UDR Inc	3,809,670	138,748,181
		1,496,217,574
Retail REITs - 0.3%
Federal Realty Investment Trust	991,410	97,881,909
Kimco Realty Corp	8,552,448	176,693,576
Realty Income Corp	11,546,907	665,217,312
Regency Centers Corp	2,063,558	146,842,787
Simon Property Group Inc	4,123,168	768,228,662
		1,854,864,246
Specialized REITs - 0.8%
American Tower Corp	5,913,539	1,071,947,215
Crown Castle Inc	5,499,565	502,000,293
Digital Realty Trust Inc	4,048,696	648,277,204
Equinix Inc	1,235,927	931,036,168
Extra Space Storage Inc	2,680,592	356,974,437
Iron Mountain Inc	3,729,979	322,083,687
Public Storage Operating Co	1,994,234	547,497,002
SBA Communications Corp Class A	1,356,115	263,452,461
VICI Properties Inc	13,467,403	388,130,554
Weyerhaeuser Co	9,112,151	202,380,873
		5,233,779,894
TOTAL REAL ESTATE		13,822,748,936

Utilities - 2.4%
Electric Utilities - 1.7%
Alliant Energy Corp (c)	3,245,292	225,450,435
American Electric Power Co Inc (c)	6,753,955	835,937,010
Constellation Energy Corp	3,945,395	1,437,544,122
Duke Energy Corp	9,820,624	1,217,168,139
Edison International	4,860,118	286,212,349
Entergy Corp	5,637,754	549,793,770
Evergy Inc	2,906,662	225,702,304
Eversource Energy	4,686,869	314,863,859
Exelon Corp	12,755,250	601,027,380
FirstEnergy Corp	6,562,879	313,180,586
NextEra Energy Inc (c)	26,006,949	2,244,139,630
NRG Energy Inc	2,442,851	414,038,816
PG&E Corp	27,756,554	447,435,650
Pinnacle West Capital Corp	1,508,246	137,039,232
PPL Corp	9,339,412	344,624,303
Southern Co/The	13,892,510	1,265,885,511
Xcel Energy Inc (c)	7,469,178	613,294,206
		11,473,337,302
Gas Utilities - 0.0%
Atmos Energy Corp	2,027,264	357,548,552
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	8,992,616	126,436,181
Vistra Corp	4,022,233	719,416,594
		845,852,775
Multi-Utilities - 0.6%
Ameren Corp	3,415,043	363,189,823
CenterPoint Energy Inc	8,245,119	329,639,858
CMS Energy Corp	3,780,339	285,188,774
Consolidated Edison Inc	4,554,730	457,112,703
Dominion Energy Inc	10,777,993	676,534,621
DTE Energy Co	2,621,660	359,246,070
NiSource Inc	5,946,570	262,422,133
Public Service Enterprise Group Inc	6,302,902	526,418,375
Sempra	8,239,980	780,490,906
WEC Energy Group Inc	4,064,915	455,555,024
		4,495,798,287
Water Utilities - 0.0%
American Water Works Co Inc	2,463,919	320,481,944
TOTAL UTILITIES		17,493,018,860

TOTAL UNITED STATES		736,534,112,308
TOTAL COMMON STOCKS (Cost $335,085,417,265)		737,998,702,928

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $35,527,432)	3.82	35,802,000	35,533,719

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.02	552	551
Fidelity Securities Lending Cash Central Fund (g)(h)	4.02	1,294,316,272	1,294,445,704
TOTAL MONEY MARKET FUNDS (Cost $1,294,439,197)			1,294,446,255

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $336,415,383,894)	739,328,682,902
NET OTHER ASSETS (LIABILITIES) - (0.1)% (d)	(587,018,000)
NET ASSETS - 100.0%	738,741,664,902

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	2,100	12/19/2025	720,247,500	19,735,483	19,735,483

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $275,515 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,533,719.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $421,648,151.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	432	9,438,167,460	9,438,184,287	9,075,617	16,946	-	551	552	0.0%
Fidelity Securities Lending Cash Central Fund	1,077,719,754	11,752,087,492	11,535,360,187	15,764,106	(1,355)	-	1,294,445,704	1,294,316,272	4.5%
Total	1,077,720,186	21,190,254,952	20,973,544,474	24,839,723	15,591	-	1,294,446,255

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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